N-2	Sep. 14, 2022
Cover [Abstract]
Entity Central Index Key	0001295810
Amendment Flag	false
Securities Act File Number	001-32319
Document Type	8-K
Entity Registrant Name	Sunstone Hotel Investors, Inc.
Entity Address, Address Line One	200 Spectrum Center Drive
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	330-4000
Entity Emerging Growth Company	false